GEOGRAPHIC AREAS - FINANCIAL DATA	12 Months Ended
Dec. 31, 2025
Geographic Areas, Revenues from External Customers [Abstract]
GEOGRAPHIC AREAS - FINANCIAL DATA	GEOGRAPHIC AREAS—FINANCIAL DATA

	Net Sales[1]			Long-lived Assets[2]
	Years Ended December 31,			Years Ended December 31,
	2025	2024	2023	2025	2024	2023
United States	$21,784	$19,531	$18,697	$3,192	$3,139	$2,660
Europe	8,112	7,963	7,265	484	415	439
Other international	7,546	7,223	7,047	952	903	932
Total[3]	$37,442	$34,717	$33,009	$4,628	$4,457	$4,031

1
Sales between geographic areas approximate market value and are not significant. Net sales are classified according to their country of origin. Included in United States Net sales are export sales of $7,895 million, $4,760 million, and $4,134 million for the years ended December 31, 2025, 2024, and 2023, respectively.

2	Long-lived assets consists of Property, plant and equipment—net.
3
As of December 31, 2025 and 2024, total long-lived assets excludes $153 million and $155 million, respectively, that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.